Leases - Schedule of ROU Office Space (Details) - Office space lease [Member	12 Months Ended
Oct. 31, 2024 USD ($)
Leases - Schedule of ROU Office Space (Details) [Line Items]
Balance at beginning
Addition	181,779
Early termination of office lease	(88,562)
Accumulated depreciation	(39,023)
Exchange rate differences	(2,531)
Balance at ending	$ 51,663